Exhibit 99.27

Client Name:	Onslow
Client Project Name:	OBX 2019-EPX2
Start - End Dates:	10/2015 - 05/2018
Deal Loan Count:	148

Conditions Report 2.0

Loans in Report:	148
Loans with Conditions:	137

248 - Total Active Conditions
17 - Material Conditions
16 - Credit Review Scope
4 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
1 - Category: Insurance
7 - Category: Legal Documents
1 - Property Valuations Review Scope
1 - Category: Re-Verifications
231 - Non-Material Conditions
71 - Credit Review Scope
7 - Category: Application
7 - Category: Assets
10 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Elevation
16 - Category: Income/Employment
4 - Category: Legal Documents
5 - Category: LTV/CLTV
20 - Category: Terms/Guidelines
37 - Property Valuations Review Scope
1 - Category: Appraisal
27 - Category: FEMA
9 - Category: Property
123 - Compliance Review Scope
11 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Compliance Manual
2 - Category: Documentation
51 - Category: Federal Consumer Protection
6 - Category: Finance Charge Tolerance
28 - Category: RESPA
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
4 - Category: TILA
11 - Category: TILA/RESPA Integrated Disclosure
236 - Total Satisfied Conditions

62 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
19 - Category: Assets
1 - Category: Credit/Mtg History
8 - Category: DTI
1 - Category: Elevation
15 - Category: Income/Employment
6 - Category: Insurance
5 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
2 - Category: Title
85 - Property Valuations Review Scope
56 - Category: Appraisal
25 - Category: FEMA
2 - Category: Property
1 - Category: Re-Verifications
1 - Category: Value
89 - Compliance Review Scope
17 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
8 - Category: Documentation
15 - Category: Federal Consumer Protection
3 - Category: Finance Charge Tolerance
13 - Category: RESPA
2 - Category: Right of Rescission
29 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Credit/Mtg History

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